Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of cash balances by geographic area
Country:	December 31, 2021		September 30, 2021
United States	$6,005	11.9%	$327,443	92.1%
United Kingdom	44,444	87.8%	28,056	7.9%
Malta	174	0.3%	174	0.0%
Total cash	$50,623	100.0%	$355,673	100.0%

Country:	September 30, 2021		September 30, 2020
United States	$327,443	92.1%	$82,675	99.8%
England	28,056	7.9%	—	—
Malta	174	0.0%	174	0.2%
Total cash	$355,673	100.0%	$82,849	100.0%

Schedule of revenues are disaggregated by segment
	Three Months Ended December 31,
Revenue Stream	2021	2020
General support services	$4,800,000	$4,800,000
Financial services	329,015	—
Total revenues	$5,129,015	$4,800,000

	Years Ended September 30,
Revenue Stream	2021	2020
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total revenues	$19,286,964	$19,200,000

Schedule of diluted net income (loss) per share
	Three Months Ended December 31,
	2021	2020
Stock options	1,000,000	—
Convertible preferred stock	—	1,250,000
Potentially dilutive securities	1,000,000	1,250,000

	Years Ended September 30,
	2021	2020
Stock options	1,000,000	—
Convertible preferred stock	1,250,000	1,250,000
Potentially dilutive securities	2,250,000	1,250,000

Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of diluted net income (loss) per share
	Years Ended December 31,
	2021	2020
Net loss	$(599,127)	$(317,737)
Weighted average shares outstanding, basic and diluted	6,111,000	3,697,454
Basic and diluted net loss per ordinary share	$(0.10)	$(0.09)

Schedule of ordinary shares reflected in the balance sheets
Gross proceeds	$46,000,000
Less: proceeds allocated to public warrants	(1,380,000)
Less: ordinary share issuance costs	(2,007,079)
Add: Accretion of carrying value to redemption value	3,387,079
Ordinary shares subject to possible redemption as of December 31, 2020	$46,000,000

Add: Accretion of carrying value to redemption value	7,687
Ordinary shares subject to possible redemption as of December 31, 2021	46,007,687